Revenue from Contracts with Customers: Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2013 MXN ($)	Dec. 31, 2013 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prompt payment discount	$ 200,695		$ 118,480		$ 88,787
Operating lease income	6,831,223		4,637,247		3,682,917
Fixed lease income	887,191		1,295,167		653,070
Revenue from construction services	1,302,633		2,692,694		3,146,166
Aeronautical services revenue	15,223,096		14,072,517		9,408,599
Non-aeronautical services	9,295,915		8,548,671		6,229,896
Revenue from complementary and airport services	447,345		413,322		286,042
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from construction services	873,574		2,268,620		2,908,604
Aeronautical services revenue	11,694,911		10,358,492		6,492,691
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from construction services	414,520		411,152
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from construction services	14,539		12,922		6,261
Aeronautical services revenue	$ 2,027,061
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term of Use Agreement	15 years	15 years
Aeronautical services revenue	$ 1,174,583	$ 69,424	1,305,166	$ 67,030	1,336,793	$ 65,907
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	2,029,890		2,100,275		2,027,188		$ 62,000	$ 1,268,966	$ 62,000
Airplan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 1,945,637		$ 2,027,061		$ 1,174,761